7. Debt (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Total related party notes payable	$ 1,090,727	$ 1,825,929
Total notes payable	349,944	684,292
Total beneficial conversion liability	316,064	205,589
Suprafin, Ltd. Member
Total related party notes payable	350,727	785,929
Robert Dickey Member
Total related party notes payable	240,000	540,000
Bass Energy Member
Total related party notes payable	500,000	500,000
Banco de Chile Loan Member
Total notes payable	0	45,541
Walker River Investments
Total notes payable	0	270,988
Land Purchase Member
Total notes payable	349,944	367,763
Magna Group LLC Member
Total beneficial conversion liability	238,213	205,589
Convertible Notes Member
Total beneficial conversion liability	$ 77,851